Risk management (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Scenario 1 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (48,019)
Description	Exposures subject to changes in interest fixed rate
Scenario 1 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (22,042)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 1 | Inflation
Portfolio Banking
Risk Factor	R$ (37,400)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 1 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (2,721)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 1 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (4,241)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 1 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (3,692)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 1 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (2,513)
Description	Exposures subject to Foreign Exchange
Scenario 1 | Total
Portfolio Banking
Risk Factor	R$ (120,628)	[1]
Scenario 2 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (821,285)
Description	Exposures subject to changes in interest fixed rate
Scenario 2 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (364,231)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 2 | Inflation
Portfolio Banking
Risk Factor	R$ (475,444)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 2 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (43,693)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 2 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (63,970)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 2 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (80,702)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 2 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (62,821)
Description	Exposures subject to Foreign Exchange
Scenario 2 | Total
Portfolio Banking
Risk Factor	R$ (1,912,146)	[1]
Scenario 3 | Interest Rate - Reais
Portfolio Banking
Risk Factor	R$ (1,636,606)
Description	Exposures subject to changes in interest fixed rate
Scenario 3 | TR and Long-Term Interest Rate - (TJLP)
Portfolio Banking
Risk Factor	R$ (551,674)
Description	Exposures subject to changes in Exchange of TR in TJLP
Scenario 3 | Inflation
Portfolio Banking
Risk Factor	R$ (948,607)
Description	Exposures subject to change in coupon rates of price indexes
Scenario 3 | Coupon - US Dollar
Portfolio Banking
Risk Factor	R$ (71,662)
Description	Exposures subject to changes in coupon US Dollar rate
Scenario 3 | Coupon - Other Currencies
Portfolio Banking
Risk Factor	R$ (128,421)
Description	Exposures subject to changes in coupon foreign currency rate
Scenario 3 | Interest Rate Markets International
Portfolio Banking
Risk Factor	R$ (141,043)
Description	Exposures subject to changes in interest rate negotiated roles in international market
Scenario 3 | Foreign Currency
Portfolio Banking
Risk Factor	R$ (125,642)
Description	Exposures subject to Foreign Exchange
Scenario 3 | Total
Portfolio Banking
Risk Factor	R$ (3,603,655)	[1]

[1]	Amounts net of taxes.